Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options (Tables) [Line Items]
Schedule of options issued and outstanding
	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	545,182	$2.00		$-
Granted	1,280,002	3.00
Forfeited	-	-
Outstanding as of December 31, 2021	1,825,184	2.70	9.51	$616,056
Exercisable as of December 31, 2021	1,825,184	2.70	9.51	$616,056
Vested and expected to vest	1,825,184	$2.70	9.51	$616,056

Schedule of fair value of stock options granted
Year ended
December 31, 2021

Risk free interest rate	1.13%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	108.51%

	Year ended December 31
	2021	2020
Risk free interest rate	1.13%	0.38%
Expected term (in years)	5.00	5.00
Dividend yield	0%	0%
Expected volatility	108.51%	89.01%

Stock Option [Member]
Stock Options (Tables) [Line Items]
Schedule of options issued and outstanding
			Weighted-
		Weighted-	Average
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Underlying Shares	Price Per Share	Remaining in Years	Intrinsic Value
Outstanding as of January 1, 2021	545,182	$2.00
Granted	1,280,002	3.00
Forfeited	-	-
Outstanding as of December 31, 2021	1,825,184	2.70	9.51	$616,056
Exercisable as of December 31, 2021	1,825,184	2.70	9.51	$616,056
Vested and expected to vest	1,825,184	$2.70	9.51	$616,056